UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Dec 31, 2012.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Jan 29, 2013


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       72
Form 13F Information Table Value Total:	      587,310,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      34,630    65 073   Sole   None
Novo-Nordisk                    670100205      26,062   159,684   Sole   None
Oracle Corporation              38389x105      21,298   639,198   Sole   None
United Technologies             913017109      20,915   255,032   Sole   None
Google Inc                      38259P508      20,556    29,060   Sole   None
PepsiCo, Inc.                   713448108      20,525   299,935   Sole   None
Visa                            92826C839      20,521   135,381	  Sole   None
LKQ Corp                        501889208      18,836   892,705   Sole   None
Ecolab Inc.                     278865100      18,419   256,176   Sole   None
ConocoPhillips                  20825C104      17,824   307,366   Sole   None
Amphenol Corp			032095101      15,821   244,533   Sole   None
Mastercard Inc.                 57636Q104      15,423    31,393   Sole   None
Qualcomm Inc.                   747525103      15,398   248,924   Sole   None
Lincoln Elec Hldgs Inc          533900106      15,338   315,083   Sole   None
Wells Fargo & Co.               949746101      15,137   442,867   Sole   None
Priceline.com                   741503403      15,030    24,226   Sole   None
Diamond Offshore                25271C102      14,953   220,019   Sole   None
McCormick                       579780206      14,702   231,413   Sole   None
Ace Ltd                         H0023R105      14,474   181,381   Sole   None
Dollar Tree Stores              256746108      14,259   351,542   Sole   None
3M Company                      88579Y101      14,240   153,370   Sole   None
Cognizant Tech Solutions        192446102      14,041   190,043   Sole   None
Phillips 66                     718546104      13,915   262,059   Sole   None
Berkshire Hathaway      B       084670207      13,553   151,094   Sole   None
Advance Auto Parts              00751Y106      13,379   184,926   Sole   None
Devon Energy Corp New           25179M103      13,060   250,970   Sole   None
Tupperware Brands Corp          899896104      12,919   201,542   Sole   None
Express Scripts                 30219G108      12,886   238,635   Sole   None
Thermo Fisher Scientific        883556102      12,868   201,752   Sole   None
Nike Inc.                       654106103      11,005   213,278   Sole   None
Becton Dickinson & Co           075887109      10,731   137,246   Sole   None
Norfolk Southern Corp           655844108      10,661   172,394   Sole   None
Wal-Mart Stores Inc		931142103      10,504   153,948   Sole	 None
Darden Restaurants Inc.         237194105      10,000   221,871   Sole   None
Freeport McMoran Copper         35671D857       9,658   282,383   Sole   None
Berkshire Hathaway      A       084670108       2,681        20   Sole   None
Middleby Corp.			596278101       2,492    19,436   Sole   None
Perrigo Company                 714290103       2,480    23,838   Sole   None
CVS Caremark Corp               126650100       1,981    40,977   Sole   None
Nestle S A Reg B ADR            641069406       1,859    28,551   Sole   None
Dorman Products                 258278100       1,791    50,673   Sole   None
TJX Companies, Inc              872540109       1,750    41,233   Sole   None
Monro Muffler Brake             610236101       1,717    49,184   Sole   None
Caseys General Stores, Inc      147528103       1,685    31,728   Sole   None
Intuit                          461202103       1,652    27,782   Sole   None
Walgreen Co                     931422109         993    26,838   Sole   None
Deere & Co                      244199105         986    11,410   Sole   None
Standard&Poor's Dep             78462F103         843     5,920   Sole   None
Walt Disney Co.                 254687106         761    15,286   Sole   None
Verizon Communications          92343v104         733    16,933   Sole   None
Kimberly-Clark                  494368103         695     8,230   Sole   None
AT&T                            00206R102         667    19,786   Sole   None
Royal Dutch Shell Cl A          780259206         664     9,625   Sole   None
Glaxosmithkline                 37733W105         653    15,018   Sole   None
Royal Bank of Canada            780087102         554     9,185   Sole   None
Abbott Labs                     002824100         552     8,423   Sole   None
H J Heinz Co                    423074103         539     9,346   Sole   None
Exxon Mobil Corp                30231g102         522     6,035   Sole   None
Johnson And Johnson Com         478160104         512     7,306   Sole   None
Cracker Barrel Old Ctry         22410J106         491     7,635   Sole   None
Waste Management                94106L109         446    13,219   Sole   None
Duke Energy Corp                26441C105         441     6,914   Sole   None
Market Vectors Agribusiness     57060U605         410     7,770   Sole   None
Chevron Corp New                166764100         390     3,611   Sole   None
Adobe Systems                   00724F101         359     9,515   Sole   None
iShares MSCI Emrg Mkt           464287234         329     7,410   Sole   None
Bank of America                 060505104         259    22,300   Sole   None
JP Morgan Chase & Co            46625H100         230     5,225   Sole   None
Noble Corporation               H5833N103         226     6,500   Sole   None
Kinder Morgan Energy Partners   494550106         205     2,565   Sole   None
Sandridge Energy Inc            80007P307         126    19,890   Sole   None
Intersil Corporation            46069S109          93    11,265   Sole   None

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